Related Party Transactions (Details) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		May 31, 2026	Dec. 22, 2025	Dec. 18, 2025	Sep. 18, 2025	May 08, 2025	Dec. 27, 2024	Nov. 29, 2024	May 31, 2025	Aug. 31, 2026		Aug. 31, 2026		Nov. 30, 2025		Nov. 29, 2025	Oct. 01, 2025	Sep. 30, 2025	Nov. 30, 2024
Related Party Transactions [Line Items]
Ordinary shares, issued										6,320,000	[1],[2]	6,320,000	[1],[2]	5,750,000	[1],[2]				5,750,000
Number of ordinary shares surrendered						6,571,429
Founder shareholders ownership percentage					20.00%
Restriction period for transfer of founder shares						180 days
Ordinary shares, par value	[1],[2]									$ 0.0001		$ 0.0001		$ 0.0001
Working capital loans outstanding
Issued and outstanding ownership percentage												20.00%		20.00%
Due to sponsor										25,545		$ 25,545		$ 11,914
Travel and office expenses										59,650		222,456
Reimbursable expenses										$ 101,804		101,804		$ 0
Over-Allotment [Member]
Related Party Transactions [Line Items]
Ordinary shares, issued					750,000
Ordinary shares issued, price per share				$ 10
Forfeited shares					750,000									750,000
Over-Allotment [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Ordinary shares issued, price per share				$ 10
Initial Public Offering [Member]
Related Party Transactions [Line Items]
Promissory note agreement, value			$ 38,718
Fees paid to the sponsor												38,718
Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shareholders ownership percentage					20.00%
Ordinary shares issued, price per share					$ 0.0056									$ 0.0056
Aggregate ordinary shares						5,750,000
Forfeited shares				750,000	750,000
Ordinary Shares [Member] | Over-Allotment [Member]
Related Party Transactions [Line Items]
Forfeited shares					750,000									750,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate ordinary purchased shares						5,750,000
Contributed capital					$ 32,000
Borrowings outstanding														$ 300,000					15,000
Repayment of outstanding balance of promissory note				$ 300,000
Amount received from sponsor			$ 38,718
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Repayment of outstanding balance of promissory note				$ 300,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note agreement, value																	$ 300,000
Sponsor [Member] | Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, issued														5,750,000
Ordinary shares, par value					$ 0.0001									$ 0.0001
Ordinary shares issuance					5,750,000
Shares acquired					5,750,000
Value acquired												$ 32,000
Bengochea SPAC Sponsors II LLC [Member] | Ordinary Shares [Member]
Related Party Transactions [Line Items]
Aggregate ordinary shares					5,750,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Subscription receivable from issuance of common stock																			$ 25,000
Amount received from issuance of founder shares							$ 25,000
Founder shares transferrable to underwriter for settlement of fees									10,000
Forfeited shares		750,000				750,000
Aggregate purchase price								$ 25,000								$ 25,000
Shares held by sponsor										5,750,000		5,750,000
Founder Shares [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Forfeited shares				750,000
Founder Shares [Member] | Ordinary Shares [Member]
Related Party Transactions [Line Items]
Aggregate of ordinary shares								12,321,429								12,321,429
Shares were cancelled																		5,750,000

[1]	On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (Note 6).
[2]	On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per-share data have been retrospectively presented.